SCHEDULE OF RESTRICTED STOCK UNIT (Details) - Restricted share units [member] - Employees directors and service [member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of outstanding, Beginning
Number of outstanding, Granted	197,000
Number of outstanding, Vested	(57,000)
Number of outstanding, Forfeited	(4,000)
Number of outstanding, Ending	136,000